PROPERTY, PLANT AND EQUIPMENT - Amounts Recognized in Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 20,159	€ 17,067
Interest expense on lease liabilities	943	1,172
Variable lease payments not included in the measurement of lease liabilities	1,190	1,143
Expenses relating to short-term leases and leases of low-value assets	4,312	4,635
Total expenses recognized	€ 26,604	€ 24,017